Consolidated Statements of Condition - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 1,997,238,000	$ 256,820,000
Investment securities:
Held to maturity debt securities (Market value of $3,400 on December 31, 2020 and $2,400 on December 31, 2019)	3,400,000	2,400,000
Available for sale debt securities (Amortized cost of $3,054,289 on December 31, 2020 and $3,376,070 on December 31, 2019)	3,080,768,000	3,378,923,000
Equity securities with readily determinable fair values	6,202,000	6,095,000
Total investment securities	3,090,370,000	3,387,418,000
Loans	7,541,754,000	6,894,946,000
Less allowance for credit losses	(109,059,000)	(60,278,000)
Net loans	7,432,695,000	6,834,668,000
Bank premises and equipment, net	479,878,000	506,595,000
Accrued interest receivable	37,881,000	36,620,000
Other investments	254,413,000	318,427,000
Cash surrender value of life insurance policies	292,381,000	289,693,000
Goodwill	282,532,000	282,532,000
Other assets	162,079,000	200,121,000
Total assets	14,029,467,000	12,112,894,000
Deposits:
Demand-non-interest bearing	4,715,814,000	3,545,905,000
Savings and interest bearing demand	3,852,505,000	3,267,829,000
Time	2,153,541,000	2,012,300,000
Total deposits	10,721,860,000	8,826,034,000
Securities sold under repurchase agreements	428,148,000	236,536,000
Other borrowed funds	436,327,000	626,511,000
Junior subordinated deferrable interest debentures	134,642,000	134,642,000
Other liabilities	130,492,000	171,118,000
Total liabilities	11,851,469,000	9,994,841,000
Shareholders' equity:
Common shares of $1.00 par value. Authorized 275,000,000 shares; issued 96,240,977 shares on December 31, 2020 and 96,214,967 shares on December 31, 2019	96,241,000	96,215,000
Surplus	149,334,000	148,075,000
Retained earnings	2,289,626,000	2,200,568,000
Accumulated other comprehensive income	20,825,000	2,345,000
Total shareholders' equity before treasury stock	2,556,026,000	2,447,203,000
Less cost of shares in treasury, 32,961,289 shares on December 31, 2020 and 31,015,061 on December 31, 2019	(378,028,000)	(329,150,000)
Total shareholders' equity	2,177,998,000	2,118,053,000
Total liabilities and shareholders' equity	$ 14,029,467,000	$ 12,112,894,000